Shareholder Report, Average Annual Return (Details) 1014043_Franklin FTSE Saudi Arabia ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	90 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Saudi Arabia ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Saudi Arabia ETF (NAV)
Average Annual Return, Percent	(1.07%)	5.11%	7.03%
FTSE All World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All World Index-NR
Average Annual Return, Percent	20.04%	9.47%	10.86%
FTSE Saudi Arabia Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Saudi Arabia Capped Index-NR
Average Annual Return, Percent	(0.72%)	5.46%	7.41%